Brown Advisory Small-Cap Fundamental Value Fund
Schedule of Investments
September 30, 2021 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 88.9%
Communication Services - 5.6%
314,515	Nexstar Media Group, Inc.	47,793,699
1,023,575	WideOpenWest, Inc.*	20,113,249
		67,906,948
Consumer Discretionary - 12.0%
172,901	Civeo Corp.*	3,888,544
320,773	Culp, Inc.	4,131,556
1,085,490	Denny's Corp.*	17,736,907
73,771	Helen of Troy Ltd.*	16,574,868
236,463	JOANN, Inc.	2,634,198
761,753	La-Z-Boy, Inc.	24,551,299
192,332	Monarch Casino & Resort, Inc.*	12,884,321
163,021	Murphy USA, Inc.	27,266,892
914,236	Vista Outdoor, Inc.*	36,852,853
		146,521,438
Consumer Staples - 3.4%
968,905	Sprouts Farmers Market, Inc.*	22,449,529
479,842	TreeHouse Foods, Inc.*	19,136,099
		41,585,628
Energy - 4.0%
1,500,124	ChampionX Corp.*	33,542,772
352,718	Natural Gas Services Group, Inc.*	3,661,213
146,225	REX American Resources Corp.*	11,678,991
		48,882,976
Financials - 27.3%
117,573	Alerus Financial Corp.	3,513,081
127,453	Assurant, Inc.	20,105,711
497,955	Bancorp, Inc.*	12,672,955
1,597,278	Eastern Bankshares, Inc.	32,424,744
163,350	Hanover Insurance Group, Inc.	21,173,427
174,548	Kemper Corp.	11,658,061
1,801,466	MGIC Investment Corp.	26,949,932
837,830	Pacific Premier Bancorp, Inc.	34,719,675
336,581	Peapack Gladstone Financial Corp.	11,228,342
519,144	Premier Financial Corp.	16,529,545
142,932	Primerica, Inc.	21,958,643
653,072	TriState Capital Holdings, Inc.*	13,812,473
374,455	UMB Financial Corp.	36,213,543
964,295	Veritex Holdings, Inc.	37,954,651
88,151	Virtus Investment Partners, Inc.	27,355,018
103,114	WSFS Financial Corp.	5,290,779
		333,560,580
Health Care - 1.7%
649,450	Owens & Minor, Inc.	20,321,291
Industrials - 18.8%
271,043	Albany International Corp.	20,835,075
184,099	American Woodmark Corp.*	12,034,552
312,869	Comfort Systems USA, Inc.	22,313,817
208,469	CRA International, Inc.	20,709,311
218,020	Curtiss-Wright Corp.	27,509,764
582,595	Federal Signal Corp.	22,499,819
116,914	Kadant, Inc.	23,862,147
271,373	McGrath RentCorp	19,525,287
1,364,767	Mueller Water Products, Inc.	20,771,754
192,991	Simpson Manufacturing Co., Inc.	20,644,247
341,521	SPX Corp.*	18,254,297
		228,960,070
Information Technology - 7.9%
179,488	CMC Materials, Inc.	22,118,306
510,470	CTS Corp.	15,778,628
831,902	EchoStar Corp.*	21,221,820
321,761	Onto Innovation, Inc.*	23,247,232
93,531	PC Connection, Inc.	4,118,170
194,637	Vectrus, Inc.*	9,786,348
		96,270,504
Materials - 5.3%
288,169	Eagle Materials, Inc.	37,796,246
385,981	Ingevity Corp.*	27,547,464
		65,343,710
Utilities - 2.9%
526,937	Portland General Electric Co.	24,760,769
1,043,994	Star Group L.P.	10,638,299
		35,399,068
Total Common Stocks (Cost $747,490,007)		1,084,752,213

Real Estate Investment Trusts - 7.6%
72,454	CTO Realty Growth, Inc.	3,895,127
128,770	EastGroup Properties, Inc.	21,456,945
937,948	Essential Properties Realty Trust, Inc.	26,187,508
531,548	Getty Realty Corp.	15,579,672
2,310,289	Ladder Capital Corp.	25,528,694
Total Real Estate Investment Trusts (Cost $66,134,274)		92,647,946

Short-Term Investments - 3.8%
Money Market Funds - 3.8%
45,945,001	First American Government Obligations Fund - Class Z, 0.02%#	45,945,001
Total Short-Term Investments (Cost $45,945,001)		45,945,001
Total Investments - 100.3% (Cost $859,569,282)		1,223,345,160
Liabilities in Excess of Other Assets - (0.3)%		(3,247,499)
NET ASSETS - 100.0%		$1,220,097,661

* Non-Income Producing
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, all of the Fund's investments were categorized as Level 1 securities.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC ('S&P'). (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.